Short-Term Bank Deposit	12 Months Ended
Dec. 31, 2017
Short Term Bank Deposit [Abstract]
SHORT-TERM BANK DEPOSIT
NOTE 6:	SHORT-TERM BANK DEPOSIT

In 2017 the Company deposit an amount of $2.5m in short term bank deposit.

The deposit bear an annual interest of 1.4% and was deposited for six months period.

The deposit is invested with high quality financial corporation in Israel.